                              Managed Municipals
                                Portfolio Inc.

                               Quarterly Report
                                August 31, 1995

                                                                     SMITHBARNEY
                                          [LOGO OF TRAVELERS GROUP APPEARS HERE]

                              Managed Municipals
                                Portfolio Inc.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                August 31, 1995

Dear Shareholder:

     We are pleased to provide the quarterly report for Managed Municipals Portfolio for the three months ended August 31, 1995. During the past three months the Portfolio distributed income dividends totaling $0.192 per share. The Portfolio has declared monthly dividends payable in October and November of $0.064 per share. The table below shows the annualized distribution rates based on the Portfolio's August 31, 1995 net asset value (NAV) per share and New York Stock Exchange closing price:

                                                        Annualized
                                                     Distribution Rate
                                                     -----------------
            $12.41 (NAV)                                   6.19%
            $12.00 (NYSE)                                  6.40%

     The Portfolio's total return for the past three months was 0.83%. For the year ended August 31, 1995, the total return was 7.84%. In comparison, the average total return for all 61 closed-end municipal bond funds tracked by Lipper Analytical Services for the same periods was 0.72% and 8.80%, respectively. The Fund continues to trade at a discount to net asset value, as do many other closed-end funds.

     During the latest quarter, the bond market hit a near-term high in mid-June. We used this rally to pare back the high-grade, discount bond positions which had served the Portfolio so well since the fall of 1994. If the market rallies back to those mid-June levels, we will continue our effort to restructure the Portfolio into a more conservative stance. In our view, the Portfolio has been in a good position to take advantage of this year's bond market rally. On the other hand, if rates continue to fall and cause prices to move to levels which are even close to those seen in 1993, we would anticipate further raising our coupon rates and shortening maturities. This action would help us to lock in gains and lower the Fund's interest-rate volatility.

     Looking forward, if the economic backdrop of slow economic growth and controlled inflation remains constant, we believe that the balance of 1995 should be a positive time frame for bonds. However, we do not expect to see a continuation of the spectacular rally that began last fall.

     Thank you for your confidence in our investment management. If you have any questions about the Fund, please call The Shareholder Services Group at
(800) 331-1710.

Sincerely,

/s/ Heath B. McLendon                              /s/ Joseph P. Deane

Heath B. McLendon                                  Joseph P. Deane
Chairman and                                       Vice President and
Investment Officer                                 Investment Officer

September 22, 1995

--------------------------------------------------------------------------------
                            Schedule of Investments
                          August 31, 1995 (unaudited)
--------------------------------------------------------------------------------

    Face
   Amount           Rating                    Security                                        Value
------------------------------------------------------------------------------------------------------
----------------------------------
Municipal Bonds and Notes -- 96.3%
----------------------------------
Alaska -- 3.0%
$  9,000,000          AA-        Valdez, AK Marine Terminal Revenue,
                                 (British Petroleum Pipeline Project),
                                 Series A, 5.850% due 8/1/25                              $  8,538,750
California -- 9.7%
   3,000,000          AAA        Anaheim, CA PFA Revenue, FGIC-Insured,
                                 5.750% due 10/1/22                                          2,850,000
   1,850,000          Aa*        California HFA Revenue, Series B,
                                 5.700% due 2/1/25                                           1,718,188
   3,000,000          AAA        California State GO Bonds, AMBAC-Insured,
                                 5.900% due 3/1/25                                           2,947,500
   5,000,000          AA         California State Water Reservoir Resource
                                 Revenue, 5.500% due 12/1/23                                 4,612,500
   2,500,000          AAA        Cerritos, CA  PFA Revenue, AMBAC-Insured,
                                 5.750% due 11/01/22                                         2,406,250
   3,300,000          A-         Los Angeles, CA Regional Airport Improvement
                                 Corporation, (Los Angeles International
                                 Airport), Lease Revenue, 6.500% due 1/1/32                  3,316,500
                                 Los Angeles, CA Waste Water System Revenue:
  12,575,000          AAA          Series A, MBIA-Insured, 5.700% due 6/1/20                12,040,563
   6,205,000          AAA          Series B, FGIC-Insured, 5.200% due 11/1/21                5,530,206
   5,000,000          AAA        Los Angeles County, CA Transportation
                                 Authority, MBIA-Insured, 5.625% due 7/1/18                  4,781,250
   1,000,000          AAA        San Bernardino County, CA MBIA-Insured,
                                 6.000% due 11/1/18                                            990,000
------------------------------------------------------------------------------------------------------
                                                                                            41,192,957
------------------------------------------------------------------------------------------------------
Colorado -- 10.8%
   7,000,000          Baa*       Arapahoe County, CO Public Highway,
                                 7.000% due 8/31/26                                          7,183,750
   2,000,000          BBB+       Colorado Springs, CO Airport Revenue,
                                 Series A, 7.000% due 1/1/22                                 2,077,500
 100,000,000          Aaa*       Dawson Ridge Metropolitan District #1,
                                 Series B, zero coupon due 10/1/22                          15,125,000
                                 Denver, CO Airport Revenue, Series C:
   4,000,000          Baa*         6.750% due 11/15/22                                       4,015,000
  18,325,000          Baa*         6.125% due 11/15/25                                      17,317,125
------------------------------------------------------------------------------------------------------
                                                                                            45,718,375
------------------------------------------------------------------------------------------------------

                                                           See Notes to
                                                           Financial Statements.

--------------------------------------------------------------------------------
                            Schedule of Investments
                    August 31, 1995 (unaudited) (continued)
--------------------------------------------------------------------------------

    Face
   Amount           Rating                    Security                                        Value
------------------------------------------------------------------------------------------------------
----------------------------------------------
Municipal Bonds and Notes -- 96.3% (continued)
----------------------------------------------
Connecticut -- 1.4%
                                 Connecticut State, GO Bonds, Series A:
$  3,000,000          AA-           5.800% due 3/15/12                                    $  3,030,000
   3,000,000          AA-           5.800% due 3/15/13                                       3,018,750
------------------------------------------------------------------------------------------------------
                                                                                             6,048,750
------------------------------------------------------------------------------------------------------
Florida -- 4.5%
   5,500,000          AAA        Dade County, FL Aviation Agency Revenue,
                                 Series B, MBIA-Insured, 6.000% due 10/1/24                  5,493,125
   3,000,000          AA         Florida State, Board of Education, Capital
                                 Outlay, Series C, 5.875% due 6/1/23                         2,962,500
   5,000,000          BBB-       Martin County, FL IDA, Indiantown
                                 Cogeneration Project, Series A,
                                 7.875% due 12/15/25                                         5,475,000
                                 Tampa, FL Revenue Bonds, (Aquarium Project):
   3,000,000          NR            7.550% due 5/1/12                                        3,135,000
   2,000,000          NR            7.750% due 5/1/27                                        2,075,000
------------------------------------------------------------------------------------------------------
                                                                                            19,140,625
------------------------------------------------------------------------------------------------------
Illinois -- 0.2%
   1,000,000          AA-        Chicago, IL Gas Supply,  6.100% due 6/1/25                    995,000
------------------------------------------------------------------------------------------------------
Indiana -- 5.3%
  18,305,000          A          Indiana Bond Bank, Revenue Guarantee,
                                 State Revolving Fund, Series A,
                                 6.000% due 2/1/15                                          18,419,406
   4,000,000          Aa3*       Indiana Port Commission Revenue
                                 Refunding Project, (Cargill Inc. Project),
                                 6.875% due 5/1/12                                           4,310,000
------------------------------------------------------------------------------------------------------
                                                                                            22,729,406
------------------------------------------------------------------------------------------------------
Louisiana -- 1.1%
   4,500,000          Aa3*       Saint Martin Parish, LA Industrial Project,
                                 (Cargill Inc. Project), 6.625% due 10/1/12                  4,786,875
------------------------------------------------------------------------------------------------------
Maryland -- 2.4%
  10,000,000          NR         Maryland State Energy Financing
                                 Administration, Solid Waste Disposal
                                 Revenue, (Hagerstown Project),
                                 9.000% due 10/15/16                                        10,150,000
------------------------------------------------------------------------------------------------------

                                                           See Notes to
                                                           Financial Statements.

--------------------------------------------------------------------------------
                            Schedule of Investments
                    August 31, 1995 (unaudited) (continued)
--------------------------------------------------------------------------------

    Face
   Amount           Rating                    Security                                        Value
------------------------------------------------------------------------------------------------------
----------------------------------------------
Municipal Bonds and Notes -- 96.3% (continued)
----------------------------------------------
Massachusetts -- 7.2%
$  4,115,000          A+         Massachusetts Bay Transportation Authority,
                                 Series B, 5.500% due 3/1/21                              $  3,883,531
   3,000,000          AAA        Massachusetts State Health & Education,
                                 MBIA-Insured, 5.375% due 7/1/24                             2,775,000
  13,770,000          AAA        Massachusetts State HFA, Series A,
                                 MBIA-Insured, 6.100% due 7/1/15                            13,683,938
  10,000,000          NR         Massachusetts State IDA, (Massachusetts
                                 Recycling Association), 9.000% due 8/1/16                  10,400,000
------------------------------------------------------------------------------------------------------
                                                                                            30,742,469
------------------------------------------------------------------------------------------------------
Michigan -- 5.5%
   2,000,000          NR         Michigan State Strategic Funding, Limited
                                 Obligation Revenue, (Blue Water Fiber Project),
                                 8.000% due 1/1/12                                           1,905,000
   2,000,000          AAA        Michigan State HDA, MBIA-Insured,
                                 6.150% due 10/1/15                                          1,985,000
   2,000,000          AA-        Michigan State Trunk Link, Series B,
                                 5.500% due 10/1/21                                          1,847,500
  16,375,000          NR         Midland County, MI Economic  Development
                                 Corporation, PCR, Limited Obligation,
                                 Series B, 9.500% due 7/23/09                               17,685,000
------------------------------------------------------------------------------------------------------
                                                                                            23,422,500
------------------------------------------------------------------------------------------------------
Minnesota -- 6.0%
   2,500,000          AA         Duluth, MN Seaway Port Authority, IDA,
                                 Dock & Wharf Revenue, (Cargill Inc. Project),
                                 6.800% due 5/1/12                                           2,684,375
                                 St. Paul, MN Housing and Redevelopment
                                 Authority:
   6,225,000          AAA           Civic Center Project, MBIA-Insured,
                                    5.550% due 11/1/23                                       5,999,344
  15,505,000          Baa*          Health East,  9.750% due 11/1/17                        17,036,115
------------------------------------------------------------------------------------------------------
                                                                                            25,719,834
------------------------------------------------------------------------------------------------------
Montana -- 1.8%
   8,000,000          NR         Montana State Board Investment  Resources
                                 Recovery, (Yellowstone Energy Project),
                                 7.000% due 12/31/14                                         7,650,000
------------------------------------------------------------------------------------------------------

                                                           See Notes to
                                                           Financial Statements.

--------------------------------------------------------------------------------
                            Schedule of Investments
                    August 31, 1995 (unaudited) (continued)
--------------------------------------------------------------------------------

    Face
   Amount           Rating                    Security                                        Value
------------------------------------------------------------------------------------------------------
----------------------------------------------
Municipal Bonds and Notes -- 96.3% (continued)
----------------------------------------------
Nevada -- 1.8%
$  8,000,000          AAA        Clark County, NA School District, Series A,
                                 MBIA-Insured, 5.875% due 6/15/14                         $  8,010,000
------------------------------------------------------------------------------------------------------
New Jersey -- 1.9%
   5,200,000          A+         Hudson County, NJ Improvement Authority,
                                 6.625% due 8/1/25                                           5,395,000
   2,910,000          A+         South Jersey, NJ Marine Port Terminal
                                 Revenue, Series G, 5.600% due 1/1/23                        2,706,300
------------------------------------------------------------------------------------------------------
                                                                                             8,101,300
------------------------------------------------------------------------------------------------------
New York -- 9.4%
                                 Battery Park City, NY Authority Revenue:
   4,800,000          AA            Series A, 5.250% due 11/1/17                             4,302,000
   3,000,000          AA            5.700% due 11/1/20                                       2,842,500
                                 New York City Muni Water Financing
                                 Authority, Water & Sewer System Revenue:
   4,000,000          A-            5.500% due 6/15/20                                       3,690,000
  18,000,000          A-            6.000% due 6/15/25                                      17,707,500
   4,000,000          AA-        New York State Housing Corporation,
                                 Revenue Refunding, (Battery Park City),
                                 5.500% due 11/1/20                                          3,630,000
   8,225,000          A          New York State, Local Government Assistance,
                                 Series B, 5.500% due 4/1/21                                 7,628,688
------------------------------------------------------------------------------------------------------
                                                                                            39,800,688
------------------------------------------------------------------------------------------------------
Ohio -- 0.7%
   3,000,000          AAA        Ohio State Water Development Authority
                                 Revenue, Fresh Water Services,
                                 AMBAC-Insured, 5.900% due 12/1/21                           3,003,750
------------------------------------------------------------------------------------------------------
South Carolina -- 0.5%
   2,000,000          BBB+       Myrtle Beach, SC COP, Convention Center,
                                 6.875% due 7/1/07                                           2,102,500
------------------------------------------------------------------------------------------------------
Tennessee -- 1.1%
   5,000,000          AA         Loudon County, TN IDA, Solid Waste
                                 Revenue, (Kimberly Clark Corporation Project),
                                 6.200% due 2/1/23                                           5,018,750
------------------------------------------------------------------------------------------------------

                                                           See Notes to
                                                           Financial Statements.

--------------------------------------------------------------------------------
                            Schedule of Investments
                    August 31, 1995 (unaudited) (continued)
--------------------------------------------------------------------------------

    Face
   Amount           Rating                    Security                                        Value
------------------------------------------------------------------------------------------------------
----------------------------------------------
Municipal Bonds and Notes -- 96.3% (continued)
----------------------------------------------
Texas -- 8.2%
$  7,000,000          Aaa*       Arlington, TX Independent School District,
                                 5.750% due 2/15/21                                       $  6,895,000
   4,000,000          Aaa*       Burleson, TX Independent School District,
                                 6.750% due 8/1/24                                           4,270,000
   1,890,000          AAA        Cypress-Fairbanks, TX Independent
                                 School District, PSFG-Insured,
                                 5.750% due 2/15/18                                          1,861,650
   2,000,000          Aaa*       Leander, TX Independent School District
                                 PSFG-Insured, 5.625% due 8/15/18                            1,912,500
   6,000,000          AAA        Matagorda County, TX MBIA-Insured,
                                 6.100% due 7/1/28                                           6,022,500
  12,250,000          BB         Sam Rayburn, TX Municipal Power Agency,
                                 Supply Systems Revenue Refunding, Series A,
                                 6.750% due 10/1/14                                         11,070,938
   3,000,000          AAA        Sherman, TX Independent School District,
                                 PSFG-Insured, 5.750% due 2/15/25                            2,887,500
------------------------------------------------------------------------------------------------------
                                                                                            34,920,088
------------------------------------------------------------------------------------------------------
Virginia -- 1.1%
   4,700,000          A*         Harrisonburg, VA Redevelopment and
                                 Housing Authority, Public Facility Lease
                                 Revenue, (Jail & Courthouse Project),
                                 6.500% due 9/1/14                                           4,841,000
------------------------------------------------------------------------------------------------------
Washington -- 8.2%
   4,750,000          A+         Chelan County, WA Public Utilities
                                 District, GO, Series 1993A, District 4,
                                 Remarketed, (mandatory put 7/1/19),
                                 6.750% due 7/1/62                                           4,880,625
                                 Washington State, GO Bond:
   3,000,000          AA            Series 93A, 5.750% due 10/1/17                           2,951,250
   4,000,000          AA            Series A, 5.750% due 9/1/19                              3,910,000
  11,700,000          AA-        Washington State Health Care Facilities,
                                 (Sisters of Providence Hospital),
                                 7.875% due 10/1/10                                         12,753,000
                                 Washington State Public Power,
                                 (Nuclear Project No. 3):
   6,250,000          AA            Series B, 5.625% due 7/1/12                              5,882,813
------------------------------------------------------------------------------------------------------

                                                           See Notes to
                                                           Financial Statements.

--------------------------------------------------------------------------------
                            Schedule of Investments
                    August 31, 1995 (unaudited) (continued)
--------------------------------------------------------------------------------

    Face
   Amount           Rating                    Security                                        Value
------------------------------------------------------------------------------------------------------
----------------------------------------------
Municipal Bonds and Notes -- 96.3% (continued)
----------------------------------------------
Washington -- 8.2% (continued)
$  3,555,000          AA            Series C, 5.375% due 7/1/15                           $  3,190,613
   1,500,000          AA            Series C, 5.375% due 7/1/15                              1,346,250
------------------------------------------------------------------------------------------------------
                                                                                            34,914,551
------------------------------------------------------------------------------------------------------
West Virginia -- 2.1%
  10,000,000         NR          Marion County, WV Community Solid
                                 Waste Disposal Facilities Revenue, (American
                                 Paper Recycling Project), 7.750% due 12/1/11                9,112,500
------------------------------------------------------------------------------------------------------
Wisconsin -- 2.4%
   4,070,000          AA         Wisconsin State, GO, Series B,
                                 6.600% due 1/1/22                                           4,258,238
   6,770,000          AAA        Wisconsin State Health and  Educational
                                 Facilities Authority, (Marquette University
                                 Project), MBIA-Insured, 5.500% due 12/1/11                  6,533,050
------------------------------------------------------------------------------------------------------
                                                                                            10,791,288
------------------------------------------------------------------------------------------------------
                                 Total Municipal Bonds and Notes
                                 (Cost -- $395,313,932)                                    407,451,956
======================================================================================================
------------------------------------------
Short-Term Tax-Exempt Investments+ -- 3.7%
------------------------------------------
California -- 0.1%
     300,000          Aa1*       California Pollution Control Facilities,
                                 Resource Delano Project, Series 91,
                                 3.360% due 8/1/19                                             300,000
------------------------------------------------------------------------------------------------------
Indiana -- 0.1%
     100,000          VMIG 1*    Jasper County, IA PCR, 3.500% due 6/1/13                      100,000
     100,000          P-1*       Rockport Industrial, PCR, 3.500% due 7/1/25                   100,000
------------------------------------------------------------------------------------------------------
                                                                                               200,000
------------------------------------------------------------------------------------------------------
Mississippi -- 0.2%
   1,000,000          A-1        Jackson County, MI PCR, 3.400% due 6/1/23                   1,000,000
------------------------------------------------------------------------------------------------------
Missouri -- 0.6%
   2,700,000          A-1+       Kansas City, MO IDA, Hospital Revenue,
                                 3.500% due 10/15/14                                         2,700,000
------------------------------------------------------------------------------------------------------
New York -- 0.7%
                                 Port Authority of New York &
                                 New Jersey, PCR:
   2,000,000          A-1+         3.350% due 5/1/19                                         2,000,000
------------------------------------------------------------------------------------------------------

                                                           See Notes to
                                                           Financial Statements.

--------------------------------------------------------------------------------
                            Schedule of Investments
                    August 31, 1995 (unaudited) (continued)
--------------------------------------------------------------------------------

    Face
   Amount           Rating                    Security                                        Value
------------------------------------------------------------------------------------------------------
------------------------------------------------------
Short-Term Tax-Exempt Investments+ -- 3.7% (continued)
------------------------------------------------------
New York -- 0.7% (continued)
$  1,000,000          VMIG 1*      3.350% due 6/1/20                                      $  1,000,000
------------------------------------------------------------------------------------------------------
                                                                                             3,000,000
------------------------------------------------------------------------------------------------------
South Carolina --  0.6%
   2,600,000          VMIG 1*    South Carolina Jobs Development Authority,
                                 Economic Development Revenue,
                                 3.650% due 7/1/22                                           2,600,000
------------------------------------------------------------------------------------------------------
Washington -- 0.5%
   2,000,000          Aa3*       Washington State Health Care Facilities,
                                 3.400% due 10/1/05                                          2,000,000
------------------------------------------------------------------------------------------------------
Wyoming -- 0.9%
   2,000,000          A-1+       Green River, WY PCR, 3.700% due 6/1/07                      2,000,000
   1,600,000          A-1+       Kemmerer County, WY PCR,
                                 3.400% due 11/1/14                                          1,600,000
------------------------------------------------------------------------------------------------------
                                                                                             3,600,000
------------------------------------------------------------------------------------------------------
                                 Short-term Tax-exempt Investments
                                 (Cost -- $15,400,000)                                      15,400,000
======================================================================================================
                                 Total Investments -- 100%
                                 (Cost -- $410,713,932*)                                  $422,851,956
======================================================================================================

+ Variable rate municipal bonds and notes are payable upon not more than seven business day's notice.

* Aggregate cost for Federal income tax purposes is substantially the same.

  See pages 10 & 11 for definition of ratings and certain security descriptions.


--------------------------------------------------------------------------------
                  Summary of Investments by Combined Ratings
                                                             Percent of
            Moody's        and/or          S&P            Total Investments
--------------------------------------------------------------------------------
              Aaa                          AAA                  27.9%
               Aa                           AA                  21.5
               A                            A                   17.1
              Baa                          BBB                  13.1
               Ba                           BB                   2.6
             VMIG 1                        A-1                   3.1
               NR                           NR                  14.7
                                                               -----
                                                               100.0%
                                                               =====
--------------------------------------------------------------------------------

                                                           See Notes to
                                                           Financial Statements.

--------------------------------------------------------------------------------
                                 Bond Ratings
--------------------------------------------------------------------------------

All ratings are by Standard & Poor's Corporation, except those identified by an asterisk (*) are rated by Moody's Investors Services. The definitions of the applicable rating symbols are set forth below:

Standard & Poor's -- Rating from "AA" to "BBB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA      -- Bonds rated "AAA" have the highest rating assigned by Standard &
            Poor's. Capacity to pay interest and repay principal is extremely strong.

AA       -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.

A        -- Bonds rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB      -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

Moody's -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "Baa", where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa      -- Bonds that are rated "Aaa" are judged to be of the best quality.
            They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa       -- Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A        -- Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa      -- Bonds that are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR       -- Indicates that the bond is not rated by Standard & Poor's
            Corporation or Moody's Investors Services.

--------------------------------------------------------------------------------
                         Short-Term Securities Ratings
--------------------------------------------------------------------------------

SP-1     -- Standard & Poor's highest rate rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1      -- Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1   -- Moody's highest rating for issues having a demand feature --
            (VRDO).

P-1      -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

--------------------------------------------------------------------------------
                             Security Descriptions
--------------------------------------------------------------------------------

ABAG     -- Association of Bay Area
            Governors
AIG      -- American International Guaranty
AMBAC    -- American Municipal Bond
            Assurance Corporation
BAN      -- Bond Anticipation Notes
BIG      -- Bond Investors Guaranty
CGIC     -- Capital Guaranty Insurance
            Company
CHFCLI   -- California Health Facility
            Construction Loan Insurance
COP      -- Certificate of Participation
EDA      -- Economic Development
            Authority
ETM      -- Escrowed To Maturity
FAIRS    -- Floating Adjustable Interest Rate
            Securities
FGIC     -- Financial Guaranty Insurance
            Company
FHA      -- Federal Housing Administration
FHLMC    -- Federal Home Loan Mortgage
            Corporation
FNMA     -- Federal National Mortgage
            Association
FRTC     -- Floating Rate Trust Certificates
FSA      -- Federal Savings Association
GIC      -- Guaranteed Investment Contract
GNMA     -- Government National Mortgage
            Association
GO       -- General Obligation
HDC      -- Housing Development
            Corporation
HDA      -- Housing Development Authority
HFA      -- Housing Finance Authority
IDA      -- Industrial Development
            Authority
IDB      -- Industrial Development Board
IDR      -- Industrial Development Revenue
INFLOS   -- Inverse Floaters
ISD      -- Independent School District
LOC      -- Letter of Credit
MBIA     -- Municipal Bond Investors
            Assurance Corporation
MVRICS   -- Municipal Variable Rate Inverse Coupon Security
PCR      -- Pollution Control Revenue
PFA      -- Public Finance Authority
PSFG     -- Permanent School Fund
            Guaranty
RAN      -- Revenue Anticipation Notes
RIBS     -- Residual Interest Bonds
RITES    -- Residual Interest Tax-Exempt
            Securities
TAN      -- Tax Anticipation Notes
TECP     -- Tax Exempt Commercial Paper
TOB      -- Tender Option Bonds
TRAN     -- Tax and Revenue Anticipation
            Notes
SYCC     -- Structured Yield Curve
            Certificate
VA       -- Veterans Administration
VRDD     -- Variable Rate Daily Demand
VRWE     -- Variable Rate Wednesday
            Demand

--------------------------------------------------------------------------------
                      Statement of Assets and Liabilities
--------------------------------------------------------------------------------

                                                                                   August 31, 1995
                                                                                     (unaudited)
---------------------------------------------------------------------------------------------------
Assets:
   Investments, at value (Cost--$410,713,932)                                       $422,851,956
   Cash                                                                                  254,804
   Interest receivable                                                                 6,658,985
---------------------------------------------------------------------------------------------------
   Total Assets                                                                      429,765,745
---------------------------------------------------------------------------------------------------
Liabilities:
   Dividends payable                                                                     923,992
   Payable to broker                                                                     268,750
   Investment advisory fees payable                                                      249,611
   Administration fees payable                                                            71,318
   Accrued expenses                                                                      236,007
   Total Liabilities                                                                   1,749,678
---------------------------------------------------------------------------------------------------
Total Net Assets                                                                    $428,016,067
---------------------------------------------------------------------------------------------------
Net Assets:
   Par value of capital shares                                                      $     34,498
   Capital paid in excess of par value                                               412,278,885
   Undistributed net investment income                                                 3,398,286
   Accumulated net realized gain on
      security transactions and futures                                                  329,405
   Net unrealized appreciation of investments and futures                             11,974,993
---------------------------------------------------------------------------------------------------
Total Net Assets
   (Equivalent to $12.41 a share on 34,498,420 shares of
   $0.001 par value outstanding; 500,000,000 shares authorized)                     $428,016,067
===================================================================================================

                                                           See Notes to
                                                           Financial Statements.

--------------------------------------------------------------------------------
                            Statement of Operations
--------------------------------------------------------------------------------

                                                                                  Three Months
                                                                                  Ended 8/31/95
                                                                                   (unaudited)
---------------------------------------------------------------------------------------------------
Investment Income:
   Interest                                                                       $ 6,836,154
---------------------------------------------------------------------------------------------------
Expenses:
   Investment advisory fees (Note 2)                                                  740,719
   Administration fees (Note 2)                                                       211,634
   Shareholder communications                                                          51,080
   Audit and legal                                                                     40,773
   Custody                                                                             27,206
   Shareholder and system servicing fees                                               10,962
   Directors' fees                                                                      4,791
   Other                                                                               22,411
---------------------------------------------------------------------------------------------------
   Total Expenses                                                                   1,109,576
---------------------------------------------------------------------------------------------------
Net Investment Income                                                               5,726,578
---------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on
Investments and Futures (Notes 3 and 4):
   Realized Gain from:
     Security transactions (excluding short-term securities)                        1,454,103
     Futures contracts                                                                878,563
---------------------------------------------------------------------------------------------------
   Net Realized Gain                                                                2,332,666
---------------------------------------------------------------------------------------------------
   Change in Net Unrealized Appreciation of Investments
   and Futures:
     Beginning of period                                                           18,314,330
     End of period                                                                 11,974,993
---------------------------------------------------------------------------------------------------
   Decrease in Net Unrealized Appreciation                                         (6,339,337)
---------------------------------------------------------------------------------------------------
Net Loss on Investments and Futures                                                (4,006,671)
---------------------------------------------------------------------------------------------------
Increase in Net Assets From Operations                                            $ 1,719,907
===================================================================================================

                                                           See Notes to
                                                           Financial Statements.

--------------------------------------------------------------------------------
                      Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                 Three Months
                                                                     Ended           Year Ended
                                                                    8/31/95           5/31/95
                                                                  (unaudited)        (audited)
---------------------------------------------------------------------------------------------------
Operations:
   Net investment income                                         $ 5,726,578       $ 24,693,217
   Net realized gain (loss)                                        2,332,666         (1,996,370)
   Increase (decrease) in net
      unrealized appreciation                                     (6,339,337)        19,275,790
---------------------------------------------------------------------------------------------------
   Increase in Net Assets From Operations                          1,719,907         41,972,637
---------------------------------------------------------------------------------------------------
Distributions to Shareholders From:
   Net investment income                                          (6,623,697)       (23,147,994)
   Net realized gains                                                     --         (8,697,201)
---------------------------------------------------------------------------------------------------
   Decrease in Net Assets From Distributions to
      Shareholders                                                (6,623,697)       (31,845,195)
---------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                                 (4,903,790)        10,127,442
Net Assets:
   Beginning of period                                           432,919,857        422,792,415
---------------------------------------------------------------------------------------------------
   End of period*                                               $428,016,067       $432,919,857
---------------------------------------------------------------------------------------------------
*  Includes undistributed net investment income of:               $3,398,286         $4,295,405
===================================================================================================

                                                           See Notes to
                                                           Financial Statements.

--------------------------------------------------------------------------------
                         Notes to Financial Statements
                          August 31, 1995 (unaudited)
--------------------------------------------------------------------------------

     1. Significant Accounting Policies

     Managed Municipals Portfolio Inc. ("Portfolio"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company.

     The significant accounting policies consistently followed by the Portfolio are: (a) security transactions are accounted for on trade date; (b) securities are valued at the mean between bid and ask prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities; (c) short-term securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, as applicable; (d) gains or losses on the sale of securities are calculated by using the specific identification method; (e) interest income, adjusted for amortization of premiums and accretion of original issue discounts, is recorded on the accrual basis; market discount is recognized upon the disposition of the security; (f) the Portfolio intends to comply with the applicable provisions of the internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (g) certain prior year numbers have been restated to reflect current year's presentation. Net investment income, net realized gains, and net assets were not affected in this change.

     2. Investment Advisory Agreement, Administration Agreement and Other Transactions

     Smith Barney Mutual Funds Management Inc. ("SBMFM"), a subsidiary of Smith Barney Holdings Inc. ("SBH"), through its Greenwich Street Advisors division, acts as investment adviser to the Portfolio. The Portfolio pays SBMFM a fee calculated at an annual rate of 0.70% of the average daily net assets of the Portfolio. This fee is calculated daily and paid monthly.

     SBMFM also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets; this fee is calculated daily and paid monthly.

     In addition, The Boston Company Advisors, Inc. ("Boston Advisors"), an indirect wholly owned subsidiary of Mellon Bank Corporation, acted as sub-administrator to the Fund. SBMFM paid Boston Advisors a portion of its administration fee at a rate agreed upon from time to time between SBMFM and Boston Advisors. As of July 17, 1995 this relationship was terminated.

     All officers and one director of the Portfolio are employees of Smith
Barney.

--------------------------------------------------------------------------------
                         Notes to Financial Statements
                    August 31, 1995 (unaudited) (continued)
--------------------------------------------------------------------------------

     3. Securities Transactions

     For the three months ended August 31, 1995, cost of purchases and proceeds from sales of investment securities (excluding short-term investments) aggregated $63,491,563 and $60,169,166, respectively.

     At August 31, 1995, gross unrealized appreciation for all securities in which there was an excess of market value over tax cost amounted to $16,048,041, and gross unrealized depreciation for all securities in which there was an excess of tax cost over market value amounted to $3,910,017 or a net unrealized appreciation of $12,138,024.

     4. Futures Contracts

     Initial margin deposits are made upon entering into futures contracts and are recognized as assets. The initial margin is segregated by the custodian as is noted in the schedule of investments. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.

     At August 31, 1995, the Fund had the following open futures contracts:

                           Expiration     # of           Basis            Market    Unrealized
Futures contracts sold    Month/Year     Contracts       Value            Value     Gain (Loss)
==============================================================================================
U.S. Government
  Long Bond Index              9/95        350       $39,353,438       $39,604,688  $(251,250)
Municipal Bond Index           9/95        150        17,077,406        17,165,625     88,219

                                                                                    $(163,031)
==============================================================================================

--------------------------------------------------------------------------------
                             Financial Highlights
--------------------------------------------------------------------------------

For a share of capital stock outstanding througout each period:

                                                   1995(1)          1995           1994          1993(2)
============================================================================================================
Net Asset Value,
   Beginning of Period                             $12.55         $12.26         $13.00          $12.00
------------------------------------------------------------------------------------------------------------
Income From Operations:
   Net investment income                             0.17           0.72           0.67            0.63
   Net realized and unrealized gain
      (loss) on investments                         (0.12)          0.49          (0.23)           0.97
------------------------------------------------------------------------------------------------------------
Total Income From Operations                         0.05           1.21           0.44            1.60
------------------------------------------------------------------------------------------------------------
Offering Costs Credited (Charged)
   to Paid-In Capital:                                 --             --             --           (0.02)
Less Distributions From:
   Net investment income                            (0.19)         (0.67)         (0.67)          (0.55)
   Net realized gains                                  --          (0.25)         (0.51)          (0.03)
------------------------------------------------------------------------------------------------------------
Total Distributions                                 (0.19)         (0.92)         (1.18)          (0.58)
------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                     $12.41         $12.55         $12.26          $13.00
------------------------------------------------------------------------------------------------------------
Total Return                                         0.83%++        8.40%          2.27%           7.02%++
------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                 $428,016       $432,920       $422,792        $443,938
------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                          1.06%+         1.02%          1.00%           0.98%+
   Net investment income                             5.49+          5.97           5.15            5.48+
------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                15%            93%            72%            169%
============================================================================================================
Market Value, End of Period                        $12.00         $11.50         $11.50          $12.25
============================================================================================================

(1)  For the three months ended August 31, 1995 (unaudited).

(2) For the period from June 26, 1992 (commencement of operations) to May 31, 1993.

 ++ Total return is not annualized, as it may not be representative of the total return for the year.

 +   Annualized.

--------------------------------------------------------------------------------
                        Quarterly Results of Operations
                          August 31, 1995 (unaudited)
--------------------------------------------------------------------------------

                                                                       Net Realized and             Net Increase
                                                                       Unrealized Gain            (Decrease) in Net
                          Investment             Net Investment           (Loss) on                 Assets From
                            Income                   Income              Investments                  Operations
----------------------------------------------------------------------------------------------------------------------
                                     Per                      Per                      Per                       Per
Quarter Ended            Total      Share        Total       Share      Total         Share      Total          Share
======================================================================================================================
August 31,
   1993               $6,954,864     $0.20    $5,796,493     $0.17  $14,702,966       $0.43    $20,499,459      $0.60
November 30,
   1993                6,803,020      0.17     5,731,243      0.17   (1,381,672)      (0.08)     4,349,571       0.09
February 28,
   1994                6,678,467      0.19     5,549,454      0.16   (4,168,370)      (0.12)     1,381,084       0.04
May 31,
   1994                7,004,102      0.24     5,910,189      0.17  (17,312,645)      (0.46)   (11,402,456)     (0.29)
August 31,
   1994                7,178,807      0.21     6,027,342      0.18     (782,448)      (0.02)     5,244,894       0.16
November 30,
   1994                7,092,384      0.20     6,096,465      0.17  (32,730,626)      (0.95)   (26,634,161)     (0.78)
February 28,
   1995                7,280,844      0.21     6,181,630      0.18   35,883,360        1.04     42,064,990       1.22
May 31,
   1995                7,348,720      0.21     6,387,780      0.19   14,909,134        0.42     21,296,914       0.61
August 31,
   1995                6,836,154      0.20     5,726,578      0.17   (4,006,671)      (0.12)     1,719,907       0.05
======================================================================================================================

--------------------------------------------------------------------------------
                                Financial Data
                          August 31, 1995 (unaudited)
--------------------------------------------------------------------------------

For a share of capital stock outstanding throughout each period:

                                                                                       Capital
                                       NYSE              Net                            Gains          Dividend
                                      Closing           Asset          Dividend        Dividend      Reinvestment
   Payable Date                        Price+           Value+           Paid            Paid           Price
===================================================================================================================
September 30, 1994                    $11.000           $11.98          $0.061              --          $11.43
October 31, 1994                       11.125            11.79           0.061              --           10.81
November 30, 1994                      10.375            10.99           0.061              --           10.58
December 31, 1994                      10.250            11.33              --          $0.140           10.87
January 31, 1995                       11.000            11.56           0.061              --           11.33
February 28, 1995                      11.375            12.07           0.061              --           11.46
March 31, 1995                         11.375            12.26           0.061              --           11.56
April 30, 1995                         11.375            12.41           0.061              --           11.54
May 31, 1995                           11.250            12.41           0.061           0.112           11.89
June 30, 1995                          11.875            12.32           0.064              --           11.94
July 31, 1995                          11.750            12.34           0.064              --           11.84
August 31, 1995                        12.000            12.41           0.064              --           11.90
===================================================================================================================

+ As of record date: September 23, 1994, October 24, 1994, November 22, 1994,
  December 22, 1994, January 24, 1995, February 21, 1995, March 24, 1995,
  April 21, 1995, May 23, 1995, June 27, 1995, July 28, 1995 and August 25,
  1995, respectively.

--------------------------------------------------------------------------------
                          Dividend Reinvestment Plan
--------------------------------------------------------------------------------

     Under the Portfolio's Dividend Reinvestment Plan (the "Plan"), a shareholder whose Common Stock is registered in his own name will have all distributions reinvested automatically by The Shareholder Services Group, Inc. ("TSSG") as agent under the Plan, unless the shareholder elects to receive cash. Distributions with respect to shares registered in the name of a broker-dealer or other nominee (that is, in "street name") will be reinvested by the broker or nominee in additional Common Stock under the Plan, but only if the service is provided by the broker or nominee, and the broker or nominee makes an election on behalf of the shareholder to participate in the Plan. Distributions with respect to Common Stock registered in the name of Smith Barney will automatically be reinvested by Smith Barney in additional shares under the Plan unless the shareholder elects to receive distributions in cash. A shareholder who holds Common Stock registered in the name of a broker or other nominee may not be able to transfer the Common Stock to another broker or nominee and continue to participate in the Plan. Investors who own Common Stock registered in street name should consult their broker or nominee for details regarding reinvestment.

     The number of shares of Common Stock distributed to participants in the Plan in lieu of a cash dividend is determined in the following manner. Whenever the market price of the Portfolio's Common Stock is equal to or exceeds the net asset value per share, participants will be issued shares of Common Stock valued at the greater (i) the net asset value per share or (ii) 95% of the then current market price. If the net asset value per share of Common Stock at the time of valuation exceeds the market price of the Common Stock, TSSG will buy shares of the Portfolio's Common Stock on the open market, on the New York Stock Exchange, Inc. or elsewhere, beginning on the payment date of the dividend or distribution, until it has expended for such purchases all of the cash that would otherwise be payable to the participants.

     TSSG may commence purchasing shares beginning on the record date for the dividend or distribution. The number of purchased shares that will then be credited to the participants' accounts will be based on the average per share purchase price of the shares so purchased, including brokerage commissions. If TSSG commences purchases in the open market and the market price of the shares subsequently exceeds net asset value before the completion of the purchases, TSSG will attempt to terminate purchases in the open market and cause the Portfolio to issue the remaining dividend or distribution in shares at net asset value per share. In this case, the number of shares of Common Stock received by the participant will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the Portfolio issues the remaining shares.

--------------------------------------------------------------------------------
                          Dividend Reinvestment Plan
                                  (continued)
--------------------------------------------------------------------------------

     Plan participants are not subject to any charge for reinvesting dividends or capital gains distributions. Each Plan participant will, however, bear a proportionate share of brokerage commissions incurred with respect to TSSG's open market purchases of shares of Common Stock in connection with reinvestment of dividends or capital gains distributions. For the fiscal period ending August 31, 1995, $8,660 in brokerage commissions were incurred.

     A participant in the Plan will be treated for Federal income tax purposes as having received, on the dividend payment date, a dividend or distribution in an amount equal to the cash that the participant could have received instead of shares of Common Stock.

     A shareholder may terminate participation in the Plan at any time by notifying TSSG in writing. A termination will be effective immediately if notice is received by TSSG not less than 10 days before any dividend or distribution record date. Otherwise, the termination will be effective, and only with respect to any subsequent dividends or distributions, on the first trading day after the dividend or distribution has been credited to the participant's account in additional shares of Common Stock of the Portfolio. Upon termination according to a participant's instructions, TSSG will either (a) issue certificates for the whole shares credited to a Plan account and a check representing any fractional shares or (b) sell the shares in the market. There will be $5.00 fee assessed for liquidation service, plus brokerage commissions, and TSSG is authorized to sell a sufficient number of a participant's shares to cover such amounts.

     The Plan is described in more detail on pages 17-19 of the Portfolio's Prospectus dated September 28, 1994. Information concerning the Plan may be obtained from TSSG at (800) 331-1710.

                              Managed Municipals
                                Portfolio Inc.

Directors
Charles F. Barber
Allan J. Bloostein
Martin Brody
Dwight B. Crane
Robert A. Frankel
Heath B. McLendon

Officers
Heath B. McLendon
Chairman and
Investment Officer

Jessica M. Bibliowicz
President

Lewis E. Daidone
Senior Vice President
and Treasurer

Joseph P. Deane
Vice President
Investment Officer

David Fare
Investment Officer

Thomas M. Reynolds
Controller

Christina T. Sydor
Secretary

Investment Adviser
Smith Barney Mutual Funds Management Inc.
388 Greenwich Street
New York, New York 10013

Transfer Agent
The Shareholder Services Group, Inc.
P.O. Box 1376
Boston, Massachusetts 02104

Custodian
PNC Bank
17th & Chestnut Streets
Philadelphia, Pennsylvania 19103

                This report is sent to the shareholders of the
                       Managed Municipals Portfolio Inc.
                for their information. It is not a Prospectus,
              circular or representation intended for use in the
             purchase or sale of shares of the Portfolio or of any
                      securities mentioned in the report.
                                 FD0776 10/95